FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED OTHER THAN FAIR VALUE (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Carrying amount	¥ 76,674	¥ 63,998
Fair value	¥ 74,282	¥ 62,646
Minimum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	0.77%	2.37%
Maximum
Disclosure of detailed information about fair values of financial instruments carried at other than fair value [line items]
Current market interest rates	4.65%	4.90%